Financial Risks - Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets - Private Loans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	€ 76,020
Ending balance	69,293	€ 76,020
Debt securities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	52,247	47,242
Financial assets derecognized during the period other than write-offs	(8,963)	(5,394)
New financial assets originated or purchased	8,663	8,434
Unrealized gains/losses through equity	1,488	(1,329)
Amortizations through income statement	162	138
Changes in interest accrual		(2)
Net exchange differences	(6,120)	3,201
Other movements	(2)	(2)
Transfer to/from other headings	(28)	(43)
Ending balance	47,446	52,247
Debt securities [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	335	357
Financial assets derecognized during the period other than write-offs	(146)	(69)
New financial assets originated or purchased	4	21
Unrealized gains/losses through equity	18	(7)
Amortizations through income statement	1	1
Net exchange differences	(42)	22
Other movements	(23)	0
Transfer to/from other headings	0	2
Ending balance	358	335
Debt securities [member] | Gross carrying amount [member] | Purchased credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	92	100
Financial assets derecognized during the period other than write-offs	(13)	(21)
Unrealized gains/losses through equity	(12)	(10)
Amortizations through income statement	19	17
Net exchange differences	(11)	6
Other movements	0	0
Ending balance	75	92
Debt securities [member] | Gross carrying amount [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	51,529	46,461
Financial assets derecognized during the period other than write-offs	(8,729)	(5,201)
New financial assets originated or purchased	8,632	8,421
Unrealized gains/losses through equity	1,528	(1,294)
Amortizations through income statement	115	94
Changes in interest accrual		(2)
Net exchange differences	(6,035)	3,154
Other movements	7	(1)
Transfer to/from other headings	(21)	(45)
Ending balance	46,782	51,529
Debt securities [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	291	325
Financial assets derecognized during the period other than write-offs	(75)	(102)
New financial assets originated or purchased	27	(9)
Unrealized gains/losses through equity	(46)	(17)
Amortizations through income statement	27	27
Net exchange differences	(33)	19
Other movements	14	(1)
Transfer to/from other headings	(7)
Ending balance	232	291
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	269	200
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(269)	(200)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(12)	(10)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	12	10
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(36)	(48)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	36	48
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1	7
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1)	(7)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(24)	(150)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	24	150
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	12	2
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 1 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(12)	(2)
Debt securities [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(341)
Ending balance	(347)	(341)
Debt securities [member] | Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(41)
Ending balance	(27)	(41)
Debt securities [member] | Expected credit loss [member] | Purchased credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(4)
Ending balance	(1)	(4)
Debt securities [member] | Expected credit loss [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(187)
Ending balance	(188)	(187)
Debt securities [member] | Expected credit loss [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(108)
Ending balance	€ (130)	€ (108)